SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 3,046,573	$ 2,621,565	$ 2,735,361	$ 1,318,009	$ 5,933,562	$ 11,782,758	$ 7,860,360	$ 503,435	$ 9,721,508	$ 26,080,115	$ 22,045,153
Expenses	313,708	219,498	251,717	377,744	259,080	243,152	443,818	366,217
NET INCOME	$ 2,732,865	$ 2,402,067	$ 2,483,644	$ 940,265	$ 5,674,482	$ 11,539,606	$ 7,416,542	$ 137,218	$ 8,558,841	$ 24,767,848	$ 21,056,289
Net income per unit (in dollars per unit)	$ 0.208	$ 0.183	$ 0.189	$ 0.072	$ 0.433	$ 0.880	$ 0.565	$ 0.010	$ 0.652	$ 1.888	$ 1.605